COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 55,729
2027	17,468
2028	0
Total contractual obligations	$ 73,197